DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)												1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 05, 2020	Nov. 24, 2020	Jun. 26, 2020	Jun. 25, 2020	Mar. 31, 2020	Mar. 26, 2020	Mar. 04, 2020	Jan. 15, 2020	Dec. 05, 2019	Dec. 05, 2017	Nov. 26, 2019	Dec. 31, 2020	Dec. 31, 2019	Apr. 01, 2020
Property, Plant and Equipment [Line Items]
Entity incorporation, date													Sep. 11, 2017
Transaction costs													$ 11,548,735
Underwriting fees													4,000,000
Deferred underwriting fees													7,000,000
Offering cost													$ 548,735
Minimum percentage of trust account required for business combination													80.00%
Percentage of outstanding voting securities													50.00%
Pro rata interest earned on funds held in trust account													$ 10.00
Amount of threshold tangible assets													$ 5,000,001
Stockholders elected to redeem aggregate of shares of common stock			38,015	776,290			16,837,678					1,123,749
Aggregate of amount released from company's trust account to pay such stockholders			$ 393,380	$ 8,099,292			$ 176,283,492					$ 11,583,473
Aggregate of amount per share released from company's trust account to pay such stockholders			$ 10.34	$ 10.43			$ 10.47					$ 10.31
Contribution price per share			$ 10.00					$ 0.03				$ 0.03
Aggregate contribution amount deposited into trust account								$ 2,265,150
Warrant exercise price per share					$ 11.50
Redemption of common stock						$ 136,283,492							184,776,163	$ 11,583,473
Due to officers or stockholders, current															$ 40,000,000
Aggregate amount of expenses					$ 1,000,000
Warrant to purchase of common stock					1,000,001
Cash held outside of trust account available for working capital purposes													49,202
Securities held in trust account													12,628,170	$ 195,312,177
Working capital deficit													127,869
Prepaid income and franchise taxes													93,929
GTWY Expense Advance Agreement [Member]
Property, Plant and Equipment [Line Items]
Fund contributions to trust account										$ 566,288
Expense Advancement Agreement [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Unsecured Notes Payable									$ 1,000,000
Warrant exercise price per share									$ 1.00
Amount available for drawdown													$ 75,000
Forecast [Member]
Property, Plant and Equipment [Line Items]
Business combination, description	The Company has until June 30, 2021 to consummate a Business Combination (the “Combination Period”). If the Company is unable to complete a Business Combination within the Combination Period, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned and not previously released to pay franchise and income taxes (less up to $75,000 of interest to pay dissolution expenses), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law. The underwriters have agreed to waive their rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution (including Trust Account assets) will be less than the $10.00 per Unit in the Initial Public Offering.
Percentage of redemption of company's outstanding public shares	100.00%
Maximum additonal fund for liquidation expenses paid	$ 75,000
Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrant exercise price per share													$ 0.01
IPO [Member]
Property, Plant and Equipment [Line Items]
Number of units issued in transaction											20,000,000		20,000,000
Gross proceeds from issuance offering											$ 200,000,000
Net proceeds from issuance equity held in trust account											$ 200,000,000
Value of shares issued in private placement													$ 10.00
Warrant exercise price per share													11.50
IPO [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Value of shares issued in private placement													10.00
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Warrant exercise price per share													$ 11.50
Private Placement [Member] | Warrant [Member] | Sponsors [Member]
Property, Plant and Equipment [Line Items]
Number of units issued in transaction											6,825,000		6,825,000
Unit price of shares issued											$ 1.00
Proceeds from issuance of warrant private placement		$ 6,825,000									$ 6,825,000
Warrant exercise price per share													$ 1.00